Law Offices

                      STRADLEY RONON STEVENS & YOUNG, LLP

                           2600 One Commerce Square
                     Philadelphia, Pennsylvania 19103-7098
                                (215) 564-8000

                                 June 19, 2009


VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

           Re:  FRANKLIN INVESTORS SECURITIES TRUST
                FILE NOS. 033-11444 AND 811-04986

Ladies and Gentlemen:

      In connection with the registration by Franklin Investors Securities Trust (the "Trust"), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933 (the "1933 Act"), we are transmitting herewith the Trust's registration statement on Form N-14, including exhibits (the "Registration Statement"). The purpose of the Registration Statement is to register shares to be issued by Franklin Total Return Fund (the "Acquiring Fund"), a series of the Trust, in connection with the acquisition of substantially all of the assets of:

            (i) HSBC Investor Core Plus Fixed Income Fund, a series of HSBC Investor Funds, by and in exchange for Class A and Class C shares of beneficial interest, without par value, of the Acquiring Fund;

           (ii) HSBC Investor Core Plus Fixed Income Fund (Advisor), a series of HSBC Advisor Funds Trust, by and in exchange for Advisor Class shares of beneficial interest, without par value, of the Acquiring Fund; and

          (iii) HSBC Investor Intermediate Duration Fixed Income Fund, a series of HSBC Investor Funds, by and in exchange for Class A, Class C, and Advisor Class shares of beneficial interest, without par value, of the Acquiring Fund

           (together, the "Target Funds").

           The combined Prospectus/ Proxy Statement contained in this filing will be used in the solicitation of proxies of the shareholders of the Target Funds to approve an Agreement and Plan of Reorganization.

           Pursuant to Rule 488 under the 1933 Act, the Trust hereby proposes that the Registration Statement become effective on July 20, 2009.

           The Trust has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.

           Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8173 or, in my absence, to Kristin H. Ives, Esq. at (215) 564-8037.

                                  Sincerely,


                                  /s/ Matthew R. DiClemente, Esq.